Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2020
Designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

The Company records the fair value of the interest rate swaps as an asset or liability on its balance sheet. Interest rate swaps are considered to be a Level 2 item.  The following table shows the interest rate swap liabilities as of December 31, 2020 and December 31, 2019:

Derivatives designated as hedging instruments	Balance Sheet location	December 31, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$349,374	—
Interest rate swap	Non - current portion of derivative liabilities	$379,762	—

Not designated as hedging instrument
Interest Rate Swaps
Schedule of interest rate swap liabilities

The following table shows the interest rate swap liabilities not designated as hedging instruments as of December 31, 2020 and December 31, 2019:

Derivatives not designated as hedging instruments	Balance Sheet location	December 31, 2020	December 31, 2019
Interest rate swap	Current portion of derivative liabilities	$48,044	—
Interest rate swap	Non - current portion of derivative liabilities	$54,212	—